S000042354 [Member] Investment Objectives and Goals - iShares 0-5 Year Investment Grade Corporate Bond ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETFTicker: SLQDStock Exchange: Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares 0-5 Year Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds with remaining maturities of less than five years.